CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 9,151	$ 10,941	$ 10,326
Short-term investments	14,575	17,672	37,363
Cash and cash equivalents	23,726	28,613	47,689
Investments in available-for-sale securities (at fair value)	49,662	51,403	61,429
Federal Home Loan Bank stock, at cost	3,515	2,650	1,854
Loans, net	859,269	835,528	742,138
Assets held-for-sale			3,286
Bank owned life insurance	26,403	26,226	25,540
Premises and equipment, net	21,467	16,086	10,981
Other real estate owned	1,720	1,676
Accrued interest receivable	3,171	2,638	2,345
Deferred tax asset, net	6,589	6,437	4,920
Other assets	2,997	2,822	2,083
Total assets	998,519	974,079	902,265
Deposits:
Noninterest-bearing	198,733	195,293	186,222
Interest-bearing	576,544	572,803	563,835
Total deposits	775,277	768,096	750,057
Borrowings	79,942	68,022	26,841
Operating lease liabilities	3,919
Other liabilities	11,109	12,377	9,590
Total liabilities	870,247	848,495	786,488
Shareholders' equity
Preferred stock; authorized 50,000 shares: no shares issued and outstanding
Common stock, no par value: 30,000,000 shares authorized; 9,658,284 shares issued, 9,621,822 shares outstanding at March 31, 2019 and 9,662,181 shares issued, 9,625,719 shares outstanding at December 31, 2018	0	0	0
Additional paid-in capital	46,236	45,895	44,592
Retained earnings	85,569	83,351	74,047
Accumulated other comprehensive (loss) income	(186)	(255)	589
Unearned compensation - ESOP	(2,559)	(2,619)	(2,857)
Treasury stock: 36,462 and 28,823 shares at December 31, 2018 and 2017, respectively	(788)	(788)	(594)
Total shareholders' equity	128,272	125,584	115,777
Total liabilities and shareholders' equity	$ 998,519	$ 974,079	$ 902,265